Annual Report

December 31, 2001

T. Rowe Price
Equity Index 500 Portfolio

Dear Investor

Stocks fell in the second half of 2001 as the economy continued to weaken and investors reacted to the September 11 terrorist attacks. However, the market rebounded sharply in the fourth quarter amid hopes that the Federal Reserve's aggressive interest rate reductions over the last year would lead to stronger economic and corporate profit growth in 2002.

  Performance Comparison

  Periods Ended 12/31/01                        6 Months               12 Months
  ----------------------------------------------------

  Equity Index 500 Portfolio                      -5.67%                 -11.88%
  S&P 500 Stock Index                              -5.56                  -11.89

  Your portfolio returned -5.67% in the last six months and -11.88% for the entire year. As shown in the table, the portfolio's performance closely tracked the unmanaged S&P 500 Stock Index in both periods.

Market Environment

  Economic news was discouraging in the past six months - a period that will always be remembered for the shattering events of September 11. Consumer spending decelerated, unemployment rose to 5.8% in December, and GDP shrank at an annualized rate of 1.3% in the third quarter. In addition, the National Bureau of Economic Research - a group of economists that tracks U.S. business cycles - reported that the economy slipped into a recession in March, exactly 10 years after it emerged from the 1990-1991 downturn.

  The fragile economy and the need for increased liquidity following the terrorist attacks prompted the Federal Reserve to reduce short-term rates to their lowest levels in 40 years. Since the end of 2000, the Fed cut the federal funds target rate - a benchmark for various lending rates - 11 times, from 6.50% to 1.75%.

  Stocks fell sharply in the third quarter, particularly after the four-business-day trading suspension following the terrorist attacks. However, equity market losses were significantly pared by a powerful fourth-quarter rebound that lifted major indexes about 20% above their September 21 nadir. This rally - which was fueled by optimism that low interest rates would lift the economy in 2002 and by news of military success in Afghanistan - could signal the beginning of a new bull market. However, the economy and corporate profits remain sluggish and the U.S.-led war against terrorism has just begun, so it is uncertain if the bear market that began in March 2000 is truly over.

  Historically, when the economy recovers from a downturn, small-cap shares perform better than larger issues because investors are attracted to the appreciation potential of riskier investments. Although the recovery may not begin for several months, small-caps outperformed large in the second half of 2001. Cyclical companies also tend to outperform during economic recoveries as their profits rise, and currently many growth stocks - such as those in high-tech industries - find themselves to be unlikely members of the cyclical group. As corporate spending revives from current depressed levels, these companies' profits and shares should benefit.

  Reflecting the poor business and market environment, initial public offerings remained sparse and merger activity was subdued in the last six months, but the number of companies filing for bankruptcy increased substantially. Internet service provider Excite@Home, Bethlehem Steel, Ames Department Stores, Polaroid, and energy trader Enron were among the most prominent businesses seeking protection from creditors while restructuring or liquidating their assets.

Sector Performance

  Technology stocks generally declined in the last six months, but large-cap bellwethers such as semiconductor giant Intel, Dell Computer, and IBM bucked the negative trend and produced modest gains. Microsoft eased slightly in the last six months despite reaching a preliminary antitrust settlement agreement with the Department of Justice, but the stock posted a strong one-year return of 53%.

  Utilities fell, especially independent power companies, as the collapse of Enron raised investor concerns about the group's financial health. Shares of ExxonMobil and other large integrated oil companies also declined as crude oil prices skidded to two-year lows amid economic weakness and curtailed air travel following September 11. However, losses were trimmed in December after OPEC signaled that it would decrease production to shore up oil prices.

  In the health care sector, stocks of pharmaceutical companies were mostly lower, but medical device makers soared. Biotechnology stocks fell slightly in the last six months but finished the period well above their late-September lows. Amgen's acquisition of Immunex, which could herald a wave of industry consolidation, added fuel to the group's fourth-quarter rally.
  Despite the sharp drop in short-term interest rates, financial stocks generally declined in the last six months, but Bank One and State Street posted slight gains. Shares of insurers were hit by the massive insurance claims filed in the wake of September 11, but the group rebounded quickly in the fourth quarter amid increased demand for insurance and expectations that premiums would rise in the years ahead.

  Sector Diversification

  Percent of Equities                                               Equity Index
  As of 12/31/01                                                   500 Portfolio
  --------------------------------------------------------

  Consumer Discretionary                                                   12.7%

  Consumer Staples                                                           7.8

  Energy                                                                     6.1

  Financials                                                                17.0

  Health Care                                                               13.8

  Industrials and Business Services                                         10.7

  Information Technology                                                    16.9

  Materials                                                                  2.5

  Telecommunication Services                                                 5.2

  Trusts                                                                     4.3

  Utilities                                                                  3.0
  --------------------------------------------------------

  Total                                                                   100.0%

  Given the economic uncertainty of the last six months - especially following the terrorist attacks - it was not surprising to see shares of "defensive" companies that produce consumer staples (such as food, beverages, and other household products) perform very well. Needs for these items are unaffected by the state of the economy. In contrast, airline stocks fared poorly as individuals refrained from flying, and automotive stocks sagged - despite brisk sales - because profit margins were eroded by rebates and no-interest financing incentives.

Portfolio Review

  Technology, once the portfolio's largest sector commitment, slipped to second place in the last six months, reflecting continued distress in software, networking, and other tech industries. Three of the portfolio's weakest holdings in the past year were data-storage provider EMC, software giant Oracle, and networking behemoth Cisco Systems. Microsoft was disappointing in the last six months but performed very well for the entire year. IBM and Dell Computer were also positive contributors for the 12-month period.

  The interest rate-sensitive financial sector became the portfolio's largest in the last six months primarily because it held up better than technology as rates fell dramatically. Bucking the downward trend was Bank of America, which generated strong 6- and 12-month returns. American International Group (AIG) was one of our biggest detractors in the last 12 months.

  Health care was our third-largest sector commitment at the end of December. The group fell ill in 2001 due to the poor performance of Merck and other pharmaceutical stocks, which are a large component of this sector. However, shares of diversified companies Johnson & Johnson and Abbott Laboratories delivered healthy gains amid strength in their various businesses.

  Consumer behavior and spending - particularly after September 11 - was a major factor in the share-price performance of certain companies. PepsiCo and Procter & Gamble, which produce consumer products typically found in grocery stores, were strong in the last six months. In contrast, Disney fared poorly, as consumers felt more inclined to stay home and watch the post-attack news on TV rather than travel or spend on entertainment.

  There were 30 changes to the S&P 500 Index in 2001, 17 of which occurred in the last six months. Many of the newest additions hailed from the health care sector, including biotech firm Genzyme and drug distributor AmerisourceBergen, but several technology stocks also joined the index, such as CIENA and PMC-Sierra. Other new members included utility TECO Energy, Jones Apparel Group, and Equity Residential Properties Trust and Equity Office Properties, which are real estate investment trusts (REITs). The addition of REITs reflects a recent change in Standard & Poor's long-standing policy of excluding such issues from the index. The new policy is that REITs involved in managing or operating real estate are eligible for index membership, but those that are "principally passive investment companies" are not.

  Portfolio Characteristics

                                                                    Equity Index
  As of 12/31/01                                                   500 Portfolio
  --------------------------------------------------------

  Market Cap (Investment -
  Weighted Median)                                                $ 61.4 billion

  Earnings Growth Rate
  Estimated Next 5 Years *                                                 14.0%

  P/E Ratio (Based on Next 12
  Months' Estimated Earnings) *                                             23.5

     *Source data: IBES. Forecast data are in no way an indication of future investment returns.

Outlook

  The Federal Reserve's 11 interest rate cuts in 2001, combined with last year's tax cut and increased government spending following September 11, should lay the foundation for renewed economic expansion. Although the transition from recession to recovery could take some time, we believe the economy will emerge from the downturn in 2002 and strengthen over the next few years.

  Historically, the stock market rises several months before the economy shows renewed growth, so the fourth- quarter rebound could suggest that the worst is behind us. However, the recent rally will be sustained only if the outlook for the economy and corporate profits continues to improve. We anticipate more volatility in the equity markets and suggest that investors remain diversified and focused on their long-term financial goals.

  Respectfully submitted,

  Richard T. Whitney
  Chairman of the portfolio's Investment Advisory Committee

  January 25, 2002

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights

Twenty-Five Largest Holdings

                                                    Percent of
                                                    Net Assets
                                                     12/31/01
------------------------------------------------

SPDR Trust                                                4.3%

GE                                                         3.6

Microsoft                                                  3.3

ExxonMobil                                                 2.5

Citigroup                                                  2.4

Wal-Mart                                                   2.3

Pfizer                                                     2.3

Intel                                                      1.9

American International Group (AIG)                         1.9

IBM                                                        1.9

Johnson & Johnson                                          1.6

  AOL Time Warner                                          1.3

Merck                                                      1.2

Cisco Systems                                              1.2

Verizon Communications                                     1.2

SBC Communications                                         1.2

Tyco International                                         1.1

Coca-Cola                                                  1.1

Home Depot                                                 1.1

Royal Dutch Petroleum                                      1.0

Procter & Gamble                                           0.9

Philip Morris                                              0.9

Bristol-Myers Squibb                                       0.9

Bank of America                                            0.9

ChevronTexaco                                              0.9
------------------------------------------------

Total                                                    42.9%
------------------------------------------------

Note: Table excludes reserves.

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Index 500 Portfolio

                          S&P 500                 Equity Index
                      Stock Index                500 Portfolio

12/29/2000                 10,000                       10,000
03/31/2001                  8,814                        8,830
06/30/2001                  9,330                        9,341
09/30/2001                  7,961                        7,976
12/31/2001                  8,811                        8,812

As of 12/31/01

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Equity Index 500 Portfolio
Periods Ended 12/31/01

                                                         Since         Inception
1 Year       5 Years            10 Years             Inception              Date
----------------------------------------------------------------

-11.88%            -                   -               -11.82%          12/29/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

Portfolio Highlights
The Evolving S&P 500 Index
Changes in the index in 2001

ADDITIONS
------------------------------------------------

Waters Corporation

Jones Apparel Group

Genzyme

Equity Residential Properties Trust

NVIDIA

Health Management

TECO Energy

Equity Office Properties

Immunex

XL Capital

International Game Technology

CIENA

AmerisourceBergen

Zimmer Holdings

Family Dollar Stores

PMC-Sierra

AT&T Wireless

Rockwell Collins

John Hancock Financial Services

Zions Bancorp

TMP Worldwide

Pepsi Bottling Group

Mirant

Concord EFS

Fiserv

Cintas

Citizens Communications

Univision Communications

Jabil Circuit

Noble Drilling

DELETIONS
-----------------------------------------------

FMC

Homestake Mining

Ralston-Purina

National Service Industries

Enron

GPU

Global Crossing

Texaco

Tosco

Wachovia

BroadVision

American General

ONEOK

Timken

Cabletron Systems

Quaker Oats

Potlatch

Longs Drug Stores

Harcourt General

ALZA

CIT Group

Adaptec

Briggs & Stratton

Ceridian

Old Kent Financial

Summit Bancorp

U.S. Bancorp*

Union Carbide

Coastal

Time Warner

* Firstar Corporation changed its name to U.S. Bancorp (USB) on 2/26/01.

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
December 31, 2001

       For a share outstanding throughout the period
       ---------------------------------------------

                                                             12/29/00
                                                              Through
                                                             12/31/01

NET ASSET VALUE
Beginning of period                                           $ 10.00

Investment activities
  Net investment income (loss)                                   0.08

  Net realized and
  unrealized gain (loss)                                       (1.27)

  Total from
  investment activities                                        (1.19)

Distributions
  Net investment income                                        (0.08)

NET ASSET VALUE
End of period                                                  $ 8.73
                                                              -------
Ratios/Supplemental Data
Total return(diamond)                                        (11.82)%

Ratio of total expenses to
average net assets                                              0.40%

Ratio of net investment
income (loss) to average
net assets                                                      0.98%

Portfolio turnover rate                                         32.6%

Net assets, end of period
(in thousands)                                                  5,011

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.3%
Delphi Automotive Systems                                         330                      $ 5

Johnson Controls                                                   40                        3

TRW                                                                60                        2

Goodyear Tire & Rubber                                             70                        2

Visteon                                                            80                        1

Cooper Tire                                                        70                        1

Dana                                                               70                        1

                                                                                            15

Automobiles 0.7%
Ford Motor                                                        860                       13

GM                                                                260                       13

Harley-Davidson                                                   130                        7

                                                                                            33

Hotels, Restaurants & Leisure 0.9%
McDonald's                                                        580                       15

Carnival                                                          280                        8

Marriott (Class A)                                                120                        5

Starbucks *                                                       190                        4

Tricon Global Restaurants *                                        60                        3

Starwood Hotels & Resorts
  Worldwide (Class B)                                              90                        3

Hilton                                                            210                        2

Harrah's Entertainment *                                           60                        2

International Game Technology *                                    30                        2

Wendys                                                             50                        2

Darden Restaurants                                                 40                        1

                                                                                            47

Household Durables 0.5%
Newell Rubbermaid                                                 130                        4

Fortune Brands                                                     80                        3

Stanley Works                                                      50                        2

Centex                                                             40                        2

Whirlpool                                                          30                        2

Black & Decker                                                     50                        2

Leggett & Platt                                                    80                        2

Snap-On                                                            40                        1

Pulte                                                              30                        1

Maytag                                                             40                        1

Tupperware                                                         50                        1

KB Home                                                            20                        1

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

American Greetings (Class A)                                       30                      $ 1

                                                                                            23

Leisure Equipment & Products 0.2%
Eastman Kodak                                                     130                        4

Mattel                                                            200                        3

Hasbro                                                             90                        2

Brunswick                                                          40                        1

                                                                                            10

Media 3.9%
AOL Time Warner *                                               2,025                       65

Viacom (Class B) *                                                820                       36

Disney                                                            970                       20

Comcast (Class A Special) *                                       430                       15

Clear Channel Communications *                                    280                       14

Gannett                                                           110                        7

Omnicom                                                            80                        7

Tribune                                                           150                        6

McGraw-Hill                                                        80                        5

Interpublic                                                       160                        5

Univision Communications
  (Class A) *                                                      90                        4

New York Times (Class A)                                           80                        3

Knight-Ridder                                                      40                        3

Dow Jones                                                          40                        2

TMP Worldwide *                                                    40                        2

Meredith                                                           30                        1

                                                                                           195

Multiline Retail 3.6%
Wal-Mart                                                        2,040                      118

Target                                                            410                       17

Kohl's *                                                          140                       10

Costco Wholesale *                                                210                        9

Sears                                                             160                        8

May Department Stores                                             130                        5

Federated Department Stores *                                      80                        3

J.C. Penney                                                       110                        3

Dollar General                                                    190                        3

Family Dollar Stores                                               70                        2

Nordstrom                                                          60                        1

Kmart *                                                           220                        1

Big Lots                                                          110                        1

Dillards (Class A)                                                 60                        1

                                                                                           182

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Specialty Retail 2.3%
Home Depot                                                      1,050                     $ 53

Lowe's                                                            360                       17

Best Buy *                                                         90                        7

Gap                                                               380                        5

TJX                                                               120                        5

Bed Bath & Beyond *                                               120                        4

Staples *                                                         200                        4

AutoZone *                                                         50                        3

The Limited                                                       210                        3

Office Depot *                                                    160                        3

Toys "R" Us *                                                     130                        3

Circuit City Stores                                               100                        3

Radio Shack                                                        80                        2

Sherwin-Williams                                                   80                        2

Tiffany                                                            60                        2

                                                                                           116

Textiles & Apparel 0.3%
Nike (Class B)                                                    120                        7

V. F.                                                              60                        2

Jones Apparel *                                                    50                        2

Liz Claiborne                                                      30                        1

Reebok *                                                           40                        1

                                                                                            13

Total Consumer Discretionary                                                               634

CONSUMER STAPLES 7.8%
Beverages 2.4%
Coca-Cola                                                       1,150                       54

PepsiCo                                                           782                       38

Anheuser-Busch                                                    410                       18

Coca-Cola Enterprises                                             200                        4

Pepsi Bottling                                                    120                        3

Brown-Forman (Class B)                                             30                        2

Coors (Class B)                                                    30                        2

                                                                                           121

Food & Drug Retailing 1.1%
Walgreen                                                          460                       16

Safeway *                                                         220                        9

Kroger *                                                          380                        8

Sysco                                                             300                        8

Albertson's                                                       170                        5

CVS                                                               170                        5

Supervalu                                                          50                        1

Winn-Dixie                                                         60                        1

                                                                                            53

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Food Products 1.4%
Unilever                                                          270                     $ 16

General Mills                                                     180                        9

Sara Lee                                                          370                        8

ConAgra                                                           260                        6

Heinz                                                             150                        6

Kellogg                                                           190                        6

Campbell                                                          190                        6

Wrigley                                                           100                        5

Hershey Foods                                                      60                        4

Archer-Daniels-Midland                                            283                        4

                                                                                            70

Household Products 1.5%
Procter & Gamble                                                  580                       46

Colgate-Palmolive                                                 240                       14

Kimberly-Clark                                                    230                       14

Clorox                                                            110                        4

                                                                                            78

Personal Products 0.4%
Gillette                                                          470                       16

Avon                                                              100                        4

Alberto Culver (Class B)                                           10                        0

                                                                                            20

Tobacco 1.0%
Philip Morris                                                   1,000                       46

UST                                                                90                        3

                                                                                            49

Total Consumer Staples                                                                     391

ENERGY 6.1%
Energy Equipment & Services 0.7%
Schlumberger                                                      270                       15

Transocean Sedco Forex                                            160                        5

Baker Hughes                                                      140                        5

Halliburton                                                       210                        3

Nabors Industries *                                                80                        3

Noble Drilling *                                                   60                        2

Rowan *                                                            40                        1

                                                                                            34

Oil & Gas 5.4%
Exxon Mobil                                                     3,150                      124

Royal Dutch Petroleum ADR                                         980                       48

ChevronTexaco                                                     487                       44

Phillips Petroleum                                                166                       10

Conoco                                                            300                        8

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Anadarko Petroleum                                                110                      $ 6

Occidental Petroleum                                              180                        5

Marathon Oil                                                      140                        4

Unocal                                                            100                        4

Burlington Resources                                               90                        3

Apache                                                             55                        3

Amerada Hess                                                       40                        2

Kerr-McGee                                                         40                        2

Devon Energy                                                       50                        2

Ashland                                                            40                        2

EOG Resources                                                      40                        2

Sunoco                                                             40                        1

                                                                                           270

Total Energy                                                                               304

FINANCIALS 17.0%
Banks 5.6%
Bank of America                                                   720                       45

Wells Fargo                                                       810                       35

Bank One                                                          560                       22

Wachovia                                                          630                       20

U.S. Bancorp                                                      887                       19

FleetBoston Financial                                             480                       17

Fifth Third Bancorp                                               247                       15

Bank of New York                                                  340                       14

Washington Mutual                                                 365                       12

Mellon Financial                                                  220                        8

SunTrust                                                          130                        8

National City                                                     260                        8

BB&T                                                              210                        8

PNC Financial Services                                            120                        7

Northern Trust                                                    100                        6

KeyCorp                                                           240                        6

Comerica                                                           80                        5

Golden West Financial                                              70                        4

SouthTrust                                                        150                        4

AmSouth                                                           180                        3

Union Planters                                                     70                        3

Charter One Financial                                             114                        3

Synovus Financial                                                 120                        3

Regions Financial                                                 100                        3

Zions Bancorp                                                      40                        2

Huntington Bancshares                                             120                        2

                                                                                           282

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Diversified Financials 7.2%
Citigroup                                                       2,380                    $ 120

Fannie Mae                                                        460                       36

J.P. Morgan Chase                                                 900                       33

Morgan Stanley Dean Witter                                        510                       28

American Express                                                  660                       23

Freddie Mac                                                       330                       22

Merrill Lynch                                                     390                       20

MBNA                                                              390                       14

Household                                                         200                       12

Charles Schwab                                                    650                       10

Lehman Brothers                                                   110                        7

State Street                                                      140                        7

USA Education                                                      70                        6

Capital One Financial                                              90                        5

Franklin Resources                                                130                        5

Bear Stearns                                                       50                        3

AMBAC                                                              50                        3

Countrywide Credit                                                 70                        3

Moody's                                                            70                        3

Stilwell Financial                                                100                        3

Providian Financial*                                              140                        0

                                                                                           363

Insurance 4.0%
AIG                                                             1,181                       94

Marsh & McLennan                                                  120                       13

Allstate                                                          330                       11

MetLife                                                           340                       11

Hartford Financial Services                                       100                        6

AFLAC                                                             240                        6

John Hancock Financial Services                                   140                        6

XL Capital (Class A)                                               60                        5

Chubb                                                              70                        5

Aon                                                               130                        5

Progressive                                                        30                        4

Loews                                                              80                        4

St. Paul Companies                                                 90                        4

Lincoln National                                                   80                        4

MBIA                                                               65                        4

UNUMProvident                                                     120                        3

MGIC Investment                                                    50                        3

Jefferson Pilot                                                    65                        3

Torchmark                                                          70                        3

Cincinnati Financial                                               60                        2

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

SAFECO                                                             70                      $ 2

Conseco *                                                         210                        1

                                                                                           199

Real Estate 0.2%
Equity Office Properties, REIT                                    170                        5

Equity Residential Properties
  Trust, REIT                                                     130                        4

                                                                                             9

Total Financials                                                                           853

HEALTH CARE 13.8%
Biotechnology 1.0%
Amgen *                                                           480                       27

Immunex *                                                         250                        7

Genzyme *                                                         100                        6

MedImmune *                                                       110                        5

Chiron *                                                           80                        4

Biogen *                                                           60                        3

                                                                                            52

Health Care Equipment & Supplies 1.7%
Medtronic                                                         550                       28

Baxter                                                            280                       15

Guidant *                                                         130                        7

Stryker                                                            80                        5

Boston Scientific *                                               180                        4

Applied Biosystems - Applera                                      110                        4

Waters Corporation                                                100                        4

Biomet                                                            120                        4

Becton, Dickinson                                                 110                        4

St. Jude Medical *                                                 40                        3

Zimmer *                                                           73                        2

C. R. Bard                                                         20                        1

Bausch & Lomb                                                      30                        1

Viasys Healthcare *                                                11                        0

                                                                                            82

Health Care Providers & Services 1.4%
Cardinal Health                                                   190                       12

UnitedHealth                                                      140                       10

HCA-Healthcare                                                    230                        9

Tenet Healthcare *                                                140                        8

CIGNA                                                              60                        6

McKesson HBOC                                                     130                        5

Wellpoint Health Networks *                                        30                        3

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

HealthSouth *                                                     210                      $ 3

AmerisourceBergen                                                  40                        3

IMS Health                                                        130                        3

Aetna                                                              60                        2

Health Management (Class A) *                                     100                        2

Manor Care *                                                       60                        1

Humana *                                                          120                        1

Quintiles Transnational *                                          60                        1

                                                                                            69

Pharmaceuticals 9.7%
Pfizer                                                          2,900                      116

Johnson & Johnson                                               1,388                       82

Merck                                                           1,040                       61

Bristol-Myers Squibb                                              890                       45

Eli Lilly                                                         510                       40

Abbott Laboratories                                               690                       38

American Home Products                                            590                       36

Pharmacia                                                         590                       25

Schering-Plough                                                   660                       24

Forest Laboratories *                                              80                        7

King Pharmaceuticals *                                            123                        5

Allergan                                                           60                        5

Watson Pharmaceuticals *                                           50                        2

Fluor                                                              40                        1

                                                                                           487

Total Health Care                                                                          690

INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 1.4%
Boeing                                                            430                       17

Honeywell                                                         400                       13

United Technologies                                               200                       13

Lockheed Martin                                                   190                        9

General Dynamics                                                   90                        7

Raytheon                                                          180                        6

Northrop Grumman                                                   40                        4

Rockwell Collins                                                   90                        2

B.F. Goodrich                                                      40                        1

                                                                                            72

Air Freight & Couriers 0.1%
Fedex *                                                           130                        7

                                                                                             7

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Airlines 0.2%
Southwest Airlines                                                360                      $ 7

AMR *                                                              70                        1

Delta                                                              50                        1

USAir *                                                           110                        1

                                                                                            10

Building Products 0.1%
Masco                                                             210                        5

Crane                                                              50                        1

                                                                                             6

Commercial Services & Supplies 1.9%
Automatic Data Processing                                         270                       16

First Data                                                        170                       13

Cendant *                                                         530                       10

Waste Management                                                  270                        9

Concord EFS *                                                     220                        7

Paychex                                                           150                        5

Cintas                                                             90                        4

Fiserv *                                                           90                        4

Pitney Bowes                                                      100                        4

H&R Block                                                          80                        4

Convergys *                                                        90                        3

Avery Dennison                                                     50                        3

Sabre (Class A) *                                                  60                        3

R.R. Donnelley                                                     70                        2

Robert Half *                                                      70                        2

Equifax                                                            70                        2

Allied Waste *                                                    120                        2

Deluxe                                                             30                        1

Imagistics *                                                        8                        0

                                                                                            94

Construction & Engineering 0.0%
McDermott *                                                        60                        1

                                                                                             1

Electrical Equipment 0.4%
Emerson Electric                                                  180                       10

American Power Conversion *                                       140                        2

Cooper Industries                                                  50                        2

Rockwell                                                           90                        2

Thomas & Betts                                                     50                        1

Power-One *                                                        50                        0

                                                                                            17

Industrial Conglomerates 5.2%
GE                                                              4,550                      182

Tyco International                                                955                       56

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

3M                                                                170                     $ 20

Textron                                                            60                        3

                                                                                           261

Machinery 0.9%
Illinois Tool Works                                               130                        9

Caterpillar                                                       150                        8

Deere                                                             110                        5

Ingersoll-Rand (Class A)                                           90                        4

Danaher                                                            60                        3

Dover                                                              90                        3

Eaton                                                              30                        2

ITT Industries                                                     40                        2

PACCAR                                                             30                        2

Parker Hannifin                                                    40                        2

Pall                                                               60                        1

Navistar                                                           20                        1

Cummins Engine                                                     20                        1

                                                                                            43

Road & Rail 0.4%
Union Pacific                                                     110                        6

Burlington Northern Santa Fe                                      190                        6

Norfolk Southern                                                  180                        3

CSX                                                                90                        3

Ryder System                                                       40                        1

                                                                                            19

Trading Companies & Distributors 0.1%
Genuine Parts                                                      70                        3

W. W. Grainger                                                     40                        2

                                                                                             5

Total Industrials & Business Services                                                      535

INFORMATION TECHNOLOGY 16.9%
Communications Equipment 2.7%
Cisco Systems *                                                 3,360                       61

QUALCOMM *                                                        320                       16

Motorola                                                        1,040                       16

Nortel Networks                                                 1,510                       11

Lucent Technologies                                             1,570                       10

JDS Uniphase *                                                    660                        6

Corning                                                           430                        4

Tellabs *                                                         190                        3

CIENA *                                                           170                        2

ADC Telecommunications *                                          450                        2

Avaya *                                                           140                        2

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Scientific-Atlanta                                                 70                      $ 2

Comverse Technology *                                              70                        1

Andrew *                                                           30                        1

McDATA (Class A) *                                                 20                        0

                                                                                           137

Computers & Peripherals 4.0%
IBM                                                               770                       93

Dell Computer *                                                 1,240                       34

Hewlett-Packard                                                   920                       19

Sun Microsystems *                                              1,520                       19

EMC *                                                           1,020                       14

COMPAQ Computer                                                   750                        7

Apple Computer *                                                  170                        4

Lexmark (Class A) *                                                50                        3

Network Appliance *                                               120                        2

NCR *                                                              50                        2

Palm *                                                            340                        1

Gateway *                                                         140                        1

                                                                                           199

Electronic Equipment & Instruments 0.6%
Agilent Technologies *                                            200                        6

Sanmina *                                                         240                        5

Solectron *                                                       400                        4

Molex                                                              80                        2

PerkinElmer                                                        70                        2

Thermo Electron *                                                  80                        2

Symbol Technologies                                               120                        2

Millipore                                                          30                        2

Jabil Circuit *                                                    80                        2

Tektronix *                                                        60                        2

                                                                                            29

Internet Software & Services 0.1%
Yahoo! *                                                          230                        4

                                                                                             4

IT Consulting & Services 0.4%
Electronic Data Systems                                           230                       15

Computer Sciences *                                                80                        4

Unisys *                                                          170                        2

Sapient *                                                         100                        1

                                                                                            22

Office Electronics 0.1%
Xerox                                                             380                        4

                                                                                             4

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Semiconductor Equipment & Products 4.1%
Intel                                                           3,080                     $ 97

Texas Instruments                                                 830                       23

Applied Materials *                                               370                       15

Maxim Integrated Products *                                       150                        8

Micron Technology *                                               250                        8

Analog Devices *                                                  150                        7

Xilinx *                                                          160                        6

Linear Technology                                                 140                        6

Broadcom (Class A) *                                              110                        5

Altera *                                                          190                        4

KLA-Tencor *                                                       80                        4

NVIDIA *                                                           50                        3

Novellus Systems *                                                 60                        2

LSI Logic *                                                       150                        2

Conexant Systems *                                                160                        2

Advanced Micro Devices *                                          140                        2

National Semiconductor *                                           70                        2

Teradyne *                                                         70                        2

PMC-Sierra *                                                       90                        2

Applied Micro Circuits *                                          160                        2

QLogic *                                                           40                        2

Vitesse Semiconductor *                                           100                        1

                                                                                           205
Software 4.9%
Microsoft *                                                     2,500                      166

Oracle *                                                        2,530                       35

Computer Associates                                               270                        9

VERITAS Software *                                                170                        8

Siebel Systems *                                                  220                        6

PeopleSoft *                                                      120                        5

Intuit *                                                           90                        4

Adobe Systems                                                     120                        4

Compuware *                                                       220                        3

BMC Software *                                                    140                        2

Citrix Systems *                                                  100                        2

Autodesk                                                           40                        2

Parametric Technology *                                           180                        1

Mercury Interactive *                                              40                        1

Novell *                                                          260                        1

                                                                                           249

Total Information Technology                                                               849

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands
MATERIALS 2.5%
Chemicals 1.2%
DuPont                                                            480                     $ 20

Dow Chemical                                                      438                       15

Air Products and Chemicals                                        100                        5

Praxair                                                            70                        4

PPG Industries                                                     70                        4

Rohm & Haas                                                       100                        3

Ecolab                                                             70                        3

International Flavors & Fragrances                                 60                        2

Engelhard                                                          60                        2

Sigma Aldrich                                                      30                        1

Eastman Chemical                                                   30                        1

Hercules *                                                         90                        1

Great Lakes Chemical                                               20                        0

                                                                                            61

Construction Materials 0.0%
Vulcan Materials                                                   40                        2

                                                                                             2

Containers & Packaging 0.1%
Sealed Air *                                                       40                        2

Pactiv *                                                           90                        2

Bemis                                                              30                        1

Temple-Inland                                                      20                        1

Ball                                                               10                        1

                                                                                             7

Metals & Mining 0.7%
Alcoa                                                             390                       14

Alcan (CAD)                                                       130                        5

Barrick Gold                                                      248                        4

Newmont Mining                                                    110                        2

Placer Dome                                                       160                        2

Inco *                                                            100                        2

Nucor                                                              30                        1

Freeport McMoRan Copper Gold
  (Class B) *                                                      90                        1

Allegheny Technologies                                             40                        1

Phelps Dodge                                                       20                        1

USX-U.S. Steel                                                     30                        0

Worthington Industries                                             30                        0

                                                                                            33

Paper & Forest Products 0.5%
International Paper                                               230                        9

Weyerhaeuser                                                       90                        5

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Willamette Industries                                              50                      $ 3

Georgia-Pacific                                                    90                        2

Westvaco                                                           50                        1

Boise Cascade                                                      30                        1

Mead                                                               30                        1

Louisiana Pacific                                                  80                        1

                                                                                            23

Total Materials                                                                            126

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 4.6%
Verizon Communications                                          1,260                       60

SBC Communications                                              1,500                       59

BellSouth                                                         830                       32

AT&T                                                            1,580                       29

WorldCom *                                                      1,350                       19

Qwest Communications                                              790                       11

ALLTEL                                                            140                        9

Sprint                                                            420                        8

Centurytel                                                         80                        2

Citizens Communications *                                         190                        2

                                                                                           231

Wireless Telecommunication Services 0.6%
AT&T Wireless *                                                 1,187                       17

Sprint PCS *                                                      420                       10

Nextel Communications (Class A) *                                 360                        4

                                                                                            31

Total Telecommunication Services                                                           262

TRUSTS & MUTUAL FUNDS 4.3%
Trusts & Mutual Funds 4.3%
SPDR Trust                                                      1,870                      214

Total Trusts & Mutual Funds                                                                214

UTILITIES 3.0%
Electric Utilities 2.4%
Duke Energy                                                       360                       14

Southern Company                                                  320                        8

Exelon                                                            140                        7

Dominion Resources                                                110                        7

American Electric Power                                           140                        6

TXU                                                               120                        6

Progress Energy                                                   110                        5

T. Rowe Price Equity Index 500 Portfolio
December 31, 2001
                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

FirstEnergy                                                       133                      $ 5

FPL Group                                                          80                        4

XCEL Energy                                                       150                        4

Entergy                                                           100                        4

Public Service Enterprise                                          90                        4

Consolidated Edison                                                90                        4

Calpine *                                                         210                        4

PG&E *                                                            180                        3

Reliant Energy                                                    130                        3

AES *                                                             210                        3

Edison *                                                          210                        3

Mirant *                                                          171                        3

Ameren                                                             60                        3

Allegheny Energy                                                   70                        3

DTE Energy                                                         60                        2

CMS Energy                                                        100                        2

CINergy                                                            70                        2

Pinnacle West Capital                                              50                        2

PPL                                                                60                        2

Constellation Energy                                               70                        2

Teco Energy                                                        60                        2

Niagara Mohawk *                                                   80                        1

                                                                                           118

Gas Utilities 0.4%
El Paso                                                           221                       10

NiSource                                                          140                        3

Kinder Morgan                                                      50                        3

KeySpan                                                            70                        2

Sempra Energy                                                      80                        2

NICOR                                                              20                        1

Peoples Energy                                                     20                        1

                                                                                            22

Multi-Utilities 0.2%
Williams Companies                                                250                        7

Dynegy (Class A)                                                  170                        4

                                                                                            11

Total Utilities                                                                            151

                                                               Shares                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Total Common Stocks (Cost $5,451)                                                        5,009

Short-Term Investments 1.7%
Money Market Fund 1.7%
T. Rowe Price Reserve Investment
  Fund, 2.43% #                                                85,702                       86

Total Short-Term Investments
(Cost $86)                                                                                  86

Total Investments in Securities
101.7% of Net Assets (Cost $5,537)                                                     $ 5,095

Other Assets Less Liabilities                                                             (84)

NET ASSETS                                                                             $ 5,011
                                                                                       -------
Net Assets Consist of:
Undistributed net investment income (loss)                                                 $ 1

Undistributed net realized gain (loss) (43) Net unrealized gain (loss) (442)
Paid-in-capital applicable to 574,124 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of
the Corporation authorized                                                               5,495

NET ASSETS                                                                             $ 5,011
                                                                                       -------

NET ASSET VALUE PER SHARE                                                               $ 8.73
                                                                                       -------

#     Seven-day yield
*     Non-income producing
ADR   American Depository Receipts
REIT  Real Estate Investment Trust
CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
In thousands
                                                                                12/29/00
                                                                                 Through
                                                                                12/31/01
Investment Income (Loss)
Income
  Dividend                                                                          $ 51
  Interest                                                                             3

  Total Income                                                                        54

Expenses
  Investment management and administrative                                            16


Net investment income (loss)                                                          38


Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                              (43)
Change in net unrealized gain (loss) on securities                                 (442)


Net realized and unrealized gain (loss)                                            (485)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                           $ (447)
                                                                                 -------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
In thousands
         12/29/00
                                                                                 Through
                                                                                12/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                      $ 38
  Net realized gain (loss)                                                          (43)
  Change in net unrealized gain (loss)                                             (442)

  Increase (decrease) in net assets from operations                                (447)

Distributions to shareholders
  Net investment income                                                             (37)

Capital share transactions *
  Shares sold                                                                      6,051
  Distributions reinvested                                                            37
  Shares redeemed                                                                  (593)

  Increase (decrease) in net assets from capital
  share transactions                                                               5,495

Net Assets
Increase (decrease) during period                                                  5,011
Beginning of period                                                                    -

End of period                                                                    $ 5,011
                                                                                --------

*Share information
  Shares sold                                                                        638
  Distributions reinvested                                                             4
  Shares redeemed                                                                   (68)

  Increase (decrease) in shares outstanding                                          574

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
December 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(registered trademark).

  The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex- dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

  Purchases and sales of portfolio securities, other than short-term securities, aggregated $6,760,000 and $1,265,000 respectively, for the year ended December 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the year ended December 31, 2001, totaled $37,000 and were characterized as ordinary income for tax purposes. The tax-basis components of net assets at December 31, 2001, were as follows:

  Unrealized appreciation                                              $ 245,000
  Unrealized depreciation                                              (704,000)

  Net unrealized appreciation (depreciation)                           (459,000)
  Undistributed ordinary income                                            1,000
  Capital loss carryforwards                                            (26,000)

  Distributable earnings                                               (484,000)
  Paid-in capital                                                      5,495,000

  Net assets                                                         $ 5,011,000
                                                                     -----------

T. Rowe Price Equity Index 500 Portfolio

  Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $17,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $26,000 of capital loss carryforwards that expire in 2009.

  At December 31, 2001, the cost of investments for federal income tax purposes was $5,554,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $13,000 was payable at December 31, 2001. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.

Report of Independent Accountants

     To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Index 500 Portfolio

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
  T. Rowe Price Equity Index 500 Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provides a reasonable basis for our opinion.

  PricewaterhouseCoopers LLP
  Baltimore, Maryland
  January 18, 2002

Tax Information (Unaudited) for the Tax Year Ended 12/31/01

  We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

  For corporate shareholders, $37,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Equity Index 500 Portfolio

ANNUAL MEETING RESULTS

  The T. Rowe Price Equity Index 500 Portfolio held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.

  The results of voting were as follows (by number of shares):

  M. David Testa                                              F. Pierce Linaweaver
  Affirmative:                      55,803,532.057            Affirmative:                     55,772,705.044
  Withhold:                          1,339,603.458            Withhold:                         1,370,430.471
  Total:                            57,143,135.515            Total:                           57,143,135.515

  John H. Laporte                                             Hanne M. Merriman
  Affirmative:                      55,810,541.169            Affirmative:                     55,778,160.590
  Withhold:                          1,332,594.346            Withhold:                         1,364,974.925
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Calvin W. Burnett                                           John G. Schreiber
  Affirmative:                      55,659,905.332            Affirmative:                     55,792,076.709
  Withhold:                          1,483,230.183            Withhold:                         1,351,058.806
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Anthony W. Deering                                          Hubert D. Vos
  Affirmative:                      55,788,993.176            Affirmative:                     55,692,022.493
  Withhold:                          1,354,142.339            Withhold:                         1,451,113.022
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Donald W. Dick, Jr.                                         Paul M. Wythes
  Affirmative:                      55,817,878.128            Affirmative:                     55,702,534.019
  Withhold:                          1,325,257.387            Withhold:                         1,440,601.496
  Total:                            57,143,135.515            Total:                           57,143,135.515

  David K. Fagin                                              James S. Riepe
  Affirmative:                      55,794,498.135            Affirmative:                     55,791,955.722
  Withhold:                          1,348,637.380            Withhold:                         1,351,179.793
  Total:                            57,143,135.515            Total:                           57,143,135.515

T. Rowe Price Equity Index 500 Portfolio

Independent Directors

                                                                                                Number of
                                                                                                Portfolios in
                                               Term of Office*                                  Fund Complex
Name, Address,                Position(s)Held  and Length of            Principal Occupation(s) Overseen by   Other Directorships of
and Date of Birth             With Fund        Time Served              During Past 5 Years     Director       Public Companies Held

Calvin W. Burnett,            Director         Elected in 2001          President, Coppin State   97             Provident Bank of
Ph.D.                                          College                                 Maryland
100 East Pratt Street
3/16/32

Anthony W. Deering            Director         Elected in 2001          Director, Chairman of the  97            The Rouse Company
100 East Pratt Street                                                   Board, President, and
1/28/45                                                                 Chief Executive Officer,
                                                                        The Rouse Company, real
                                                                        estate developers

Donald W. Dick, Jr.           Director         Elected in 2000          Principal, EuroCapital     97             Not Applicable
100 East Pratt Street                                                   Advisors, LLC, an
1/27/43                                                                 acquisition and
                                                                        management advisory firm

David K. Fagin                Director         Elected in 2000          Director, Dayton Mining    97       Dayton Mining
100 East Pratt Street                                                   Corporation (6/98 to                Corporation, Golden Star
4/9/38                                                                  present), Golden Star               Resources Ltd., and
                                                                        Resources Ltd., and Canyon          Canyon Resources, Corp.
                                                                        Resources, Corp. (5/00 to
                                                                        present); Chairman and
                                                                        President, Nye Corporation

F. Pierce Linaweaver          Director         Elected in 2001          President, F. Pierce       97           Not Applicable
100 East Pratt Street                                                   Linaweaver & Associates,
8/22/34                                                                 Inc., consulting
                                                                        environmental and civil
                                                                        engineers

Hanne M. Merriman             Director         Elected in 2000          Retail Business Consultant  97        Ann Taylor Stores
100 East Pratt Street                                                                                         Corporation, Ameren
11/16/41                                                                                                      Corp., Finlay
                                                                                                              Enterprises, Inc., The
                                                                                                              Rouse Company, and US
                                                                                                              Airways Group, Inc.

John G. Schreiber             Director         Elected in 2001          Owner/President, Centaur     97       AMLI Residential
100 East Pratt Street                                                   Capital Partners, Inc.,               Properties Trust, Host
10/21/46                                                                a real estate investment              Marriott Corporation,
                                                                        company; Senior Advisor               and The Rouse Company,
                                                                        and Partner, Blackstone               real estate developers
                                                                        Real Estate Advisors, L.P.

Hubert D. Vos                 Director         Elected in 2000          Owner/President,            97             Not Applicable
100 East Pratt Street                                                   Stonington Capital
8/2/33                                                                  Corporation, a private
                                                                        investment company

T. Rowe Price Equity Index 500 Portfolio

Independent Directors (continued)

                                                                                                Number of
                                                                                                Portfolios in
                                                Term of Office*                                 Fund Complex
Name, Address, and            Position(s)Held   and Length of           Principal Occupation(s) Overseen by  Other Directorships of
Date of Birth                 With Fund         Time Served             During Past 5 Years     Director     Public Companies

Paul M. Wythes                Director         Elected in 2000          Founding Partner of      97             Teltone Corporation
100 East Pratt Street                                                   Sutter Hill Ventures,
6/23/33                                                                 a venture capital limited
                                                                        partnership, providing
                                                                        equity capital to young
                                                                        high-technology companies
                                                                        throughout the
                                                                        United States

Inside Directors

                                                                                                Number of
                                                                                                Portfolios in
                                                Term of Office*                                 Fund Complex
Name, Address, and            Position(s)Held   and Length of           Principal Occupation(s) Overseen by   Other Directorships of
Date of Birth                 With Fund         Time Served             During Past 5 Years     Director      Public Companies

John H. Laporte               Director         Elected in 2000          Managing Director, T.    15             Not Applicable
100 East Pratt Street                                                   Rowe Price; Managing
7/26/45                                                                 Director and Director,
                                                                        T. Rowe Price Group, Inc.

James S. Riepe                Director         Elected in 2000          Vice Chairman of the     82             Not Applicable
100 East Pratt Street                                                   Board, Director and
6/25/43                                                                 Managing Director, T.
                                                                        Rowe Price Group, Inc.;
                                                                        Director and Managing
                                                                        Director, T. Rowe Price;
                                                                        Chairman of the Board
                                                                        and Director, T. Rowe
                                                                        Price Investment Services,
                                                                        Inc., T. Rowe Price
                                                                        Retirement Plan Services,
                                                                        Inc., and T. Rowe Price
                                                                        Services, Inc.; Chairman
                                                                        of the Board, Director,
                                                                        President, and Trust
                                                                        Officer, T. Rowe Price
                                                                        Trust Company; Director,
                                                                        T. Rowe Price International,
                                                                        Inc.

M. David Testa                Director         Elected in 2000          Vice Chairman of the Board,       97       Not Applicable
100 East Pratt Street                                                   Board, Chief Investment
4/22/44                                                                 Officer, Director, and
                                                                        Managing Director, T. Rowe
                                                                        Price Group, Inc.; Chief
                                                                        Investment Officer, Director,
                                                                        and Managing Director,
                                                                        T. Rowe Price; Vice President
                                                                        and Director, T. Rowe Price
                                                                        Trust Company; Director,
                                                                        T. Rowe Price International,
                                                                        Inc.

* Each director serves until election of a successor.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T.RowePrice
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor.

TRP595 (2/02)
K15-133  12/31/01